S000020012 [Member] Expense Example, No Redemption - Nuveen Global Infrastructure Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 691
Expense Example, No Redemption, 3 Years	946
Expense Example, No Redemption, 5 Years	1,237
Expense Example, No Redemption, 10 Years	2,061
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	316
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	1,292
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	625
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	2,388
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	291
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,199